Offerings - Offering: 1	Jun. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	35,500,000
Proposed Maximum Offering Price per Unit	270.52
Maximum Aggregate Offering Price	$ 9,603,460,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,326,237.83
Offering Note	(a) This registration statement registers 35,500,000 shares of common stock, par value $0.01 per share, of Honeywell Aerospace Inc. ("Common Stock") to be issued from time to time in accordance with the 2026 Stock Incentive Plan of Honeywell Aerospace Inc. and its Affiliates and the [2026 Honeywell Aerospace Global Employee Stock Plan] (collectively, the "Plans"). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the number of shares of Common Stock registered hereby includes an indeterminate number of shares of Common Stock that may be issued in connection with share splits, share dividends or similar transactions. (b) The proposed maximum offering price per share and proposed maximum aggregate offering price for the Common Stock covered by this registration statement have been estimated in accordance with Rules 457(c) and (h) under the Securities Act, solely for the purpose of calculating the registration fee. The price of $270.52 per share represents the average of the high and low sales prices of Common Stock as reported on The Nasdaq Stock Market LLC on June 22, 2026.